Cover	Dec. 31, 2026	Sep. 04, 2026
Document Type		8-K
Document Period End Date		Sep. 04, 2026
Entity Registrant Name		P3 Health Partners Inc.
Entity File Number		001-40033
Entity Tax Identification Number		85-2992794
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		2370 Corporate Circle Suite 300
Entity Address, State or Province		NV
Entity Address, City or Town		Henderson
Entity Address, Postal Zip Code		89074
City Area Code		702
Local Phone Number		910-3950
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001832511
Amendment Flag		false
Current Fiscal Year End Date	--12-31
Common Class A [Member]
Title of each class		Class A common stock, par value $0.0001 per share
Trading Symbol(s)		PIII
Name of each exchange on which registered		NASDAQ
Warrant [Member]
Title of each class		Warrants exercisable for one share of Class A common stock
Trading Symbol(s)		PIIIW
Name of each exchange on which registered		NASDAQ